Great-West Ariel Mid Cap Value Fund
Fund Summary
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Ariel Mid Cap Value Fund		Institutional Class	Investor Class	Class L
Management Fees	[1]	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	[1]	none	none	0.25%
Other Expenses	[1]	0.06%	0.41%	0.57%
Shareholder Services Fees	[1]	none	0.35%	0.35%
Other Expenses	[1],[2]	0.06%	0.06%	0.22%
Total Annual Fund Operating Expenses	[1]	0.73%	1.08%	1.49%
Fee Waiver and Expense Reimbursement	[1],[3]	0.03%	0.03%	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.70%	1.05%	1.30%
[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on May 1, 2017.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.70% of the Fund's average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the "Expense Limit"). The agreement's current term ends on April 30, 2018 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the current Expense Limit.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Ariel Mid Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	72	230	403	904
Investor Class	107	340	593	1,314
Class L	132	452	795	1,763

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ($3.23 billion to $8.66 billion as of December 31, 2016), medium ($8.66 billion to $25.21 billion as of December 31, 2016) or medium/large ($25.21 billion to $89.66 billion as of December 31, 2016) capitalization quintiles of the Russell 3000® Index. The Fund seeks to invest in quality companies in industries in which the Sub-Adviser has expertise. These include the financial services and consumer discretionary sectors, in which the Fund often will invest a significant portion of its assets. The Fund will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. The Fund generally holds between 25-45 securities in its portfolio.

The Fund also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy may underperform other sectors or the market as a whole. The Fund often will invest a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund's Investor Class for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	29.45%
Worst Quarter	December 2008	-29.57%

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Great-West Ariel Mid Cap Value Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Institutional Class	13.10%			1.28%	[1]	May 01, 2015
Institutional Class | Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	13.80%			4.58%	[1]	May 01, 2015
Investor Class	13.05%	15.21%	8.05%
Investor Class | Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	13.80%	14.72%	7.86%
Class L	12.31%			5.08%	[2]	Dec. 20, 2013
Class L | Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	13.80%			8.71%	[2]	Dec. 20, 2013
[1]	Since inception on May 1, 2015
[2]	Since inception on December 20, 2013